Accounts Payable and Accrued Liabilities (Details) - USD ($)	Mar. 31, 2026	Dec. 31, 2025
Condensed Balance Sheet Statements, Captions [Line Items]
Accrued liabilities	$ 204,122	$ 275,580
Total accounts payable and accrued liabilities	602,163	853,354
Accnts Payable And Accrued Liabilities [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Accounts payable	$ 398,041	$ 577,774